SELECTED STATEMENT OF OPERATIONS DATA - Schedule of Earnings per Ordinary Share EPS (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earnings per Ordinary Share EPS [Abstract]
Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,466	20,297	20,163
Incremental shares from assumed exercise of options	162	284	308
Weighted average number of shares used in computation of diluted EPS	20,628	20,581	20,471